S000094967 [Member] Investment Objectives and Goals - Goldman Sachs Value Opportunities ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Value Opportunities ETF—Summary Ticker: GVLE Stock Exchange: The NASDAQ Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Value Opportunities ETF (the “Fund”) seeks long-term capital appreciation.